Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
Property, plant and equipment include:

	Leasehold improvements	Plant and equipment	IT and office equipment	Right of use	Total
	(in thousands)
Cost:
At January 1, 2018	$1,242	$25,913	$3,761	—	$30,916
Additions	34	2,248	80	—	2,362
Disposals	(30)	(70)	(203)	—	(303)
Reclassification	14	—	(14)	—	—
Exchange difference	(7)	(64)	(16)	—	(87)
At December 31, 2018	1,253	28,027	3,608	—	32,888
Effect of adoption of new accounting standard - IFRS 16	—	—	—	4,556	4,556
At January 1, 2019	1,253	28,027	3,608	4,556	37,444
Additions	15	1,274	30	847	2,166
Disposals	—	(130)	(15)	—	(145)
Exchange difference	3	32	11	—	46
At December 31, 2019	1,271	29,203	3,634	5,403	39,511
Additions	78	1,594	367	2,073	4,112
Disposals	(14)	(3,401)	(7)	(463)	(3,885)
Exchange difference	5	39	12	—	56
At December 31, 2020	$1,340	$27,435	$4,006	$7,013	$39,794
Depreciation and impairment:
At January 1, 2018	1,213	19,622	3,089	—	23,924
Depreciation charge for the year	188	2,705	167	—	3,060
Disposals	(18)	(70)	(203)	—	(291)
Reclassification	(418)	—	418	—	—
Exchange difference	(8)	(55)	(13)	—	(76)
At December 31, 2018	957	22,202	3,458	—	26,617
Depreciation charge for the year	190	2,430	96	1,354	4,070
Impairment	—	56	—	—	56
Disposals	—	(120)	(15)	—	(135)
Exchange difference	4	30	11	—	45
At December 31, 2019	1,151	24,598	3,550	1,354	30,653
Depreciation charge for the year	92	2,003	138	1,444	3,677
Impairment	—	75	—	—	75
Disposals	(14)	(3,389)	(6)	(441)	(3,850)
Exchange difference	4	36	12	—	52
At December 31, 2020	$1,233	$23,323	$3,694	2,357	$30,607
Net book value:
At January 1, 2018	$29	$6,291	$672	—	$6,992
At December 31, 2018	296	5,825	150	—	6,271
At December 31, 2019	120	4,605	84	4,049	8,858
At December 31, 2020	$107	$4,112	$312	4,656	$9,187
Right-of-use assets as of December 31, 2020 relate to real-estate leases ($6,246,000, gross and $5,006,000, gross as of December 31, 2019) as well as IT and office equipment leases ($767,000, gross and $397,000, gross as of December 31, 2019).